Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 16,368	$ 24,021
Accounts receivable, net	36,271	34,716
Inventories	28,663	28,378
Prepaid expenses and other current assets	8,692	15,654
Total current assets	104,072	121,242
Property, plant, and equipment, net	114,028	116,920
Right-of-use assets	13,015	13,385
Goodwill	48,009	48,488
Intangible assets, net	4,496	4,648
Other assets, noncurrent	3,502	4,767
Total assets	287,122	309,450
Current liabilities:
Lines of credit – working capital	52,858	48,517
Lines of credit – wheat inventories	104,639	126,452
Accounts payable	57,339	46,461
Accrued expenses	18,823	18,115
Contract liabilities	1,932	1,272
Current portion of long-term debt	7,856	10,471
Contingent consideration liability	1,061	1,326
Other liabilities, current	773	645
Total current liabilities	245,281	253,259
Long-term debt	10,585	11,841
Deferred tax liabilities, net	10,780	10,982
Other liabilities, noncurrent	2,662	2,676
Total liabilities	270,812	280,244
Commitments and contingencies (Note 19)
Stockholders’ equity:
Preferred Shares; $0.001 par value; 1,000,000 authorized, — and — issued and outstanding, at June 30, 2024 and December 31, 2023, respectively
Ordinary shares, $0.001 par value; 100,000,000 authorized; 26,879,202 issued and outstanding, at June 30, 2024 and December 31, 2023	27	27
Additional paid-in capital	143,263	143,127
Accumulated deficit	(128,110)	(115,354)
Accumulated other comprehensive loss	(5,799)	(5,005)
Non-controlling interest	6,929	6,411
Total Stockholders’ equity	16,310	29,206
Total liabilities and Stockholders’ equity	287,122	309,450
Related Party [Member]
Current assets:
Other receivables	1,379	1,358
Current liabilities:
Loan from related party	1,504	1,486
Nonrelated Party [Member]
Current assets:
Other receivables	$ 12,699	$ 17,115